INTANGIBLE ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in intangible assets
Purchased software, net, beginning of year		¥ 165,000
Less: amortization	$ (115)	(791,000)	¥ (2,371,000)	¥ (3,869,000)
Less: impairment		0
Purchased software, net, end of year	21	143,000	165,000
Estimated annual amortization expense for each of the five succeeding fiscal years
2019	9				¥ 64,000
2020	9				59,000
2021	1				8,000
2022	1				8,000
2023	1				¥ 4,000
Purchased software
Changes in intangible assets
Purchased software, net, beginning of year	24	165,000
Addition	6	42,000	993,000
Reclassified from assets held for sale (Note 9)			4,258,000
Less: amortization	(9)	(64,000)	(1,216,000)
Less: impairment			(3,870,000)	¥ (11,728,000)
Purchased software, net, end of year	$ 21	¥ 143,000	¥ 165,000